Derivative instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative financial assets	[1]	$ 159,617	$ 121,841
Notional amounts related to derivative financial assets	[1],[2]	4,479,500	4,772,200
Derivative financial liabilities	[1],[3],[4],[5]	161,102	120,880
Notional amounts related to derivative financial liabilities	[1],[2]	4,429,700	4,657,000
Other amounts values	[1],[2],[6]	11,394,400	12,135,100
Interest rate contracts
Derivative [Line Items]
Derivative financial assets		50,900	42,600
Notional amounts related to derivative financial assets	[2]	928,000	1,020,200
Derivative financial liabilities		43,900	36,600
Notional amounts related to derivative financial liabilities	[2]	880,400	975,200
Other amounts values	[2],[6]	11,291,500	11,999,200
Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		2,400	2,000
Notional amounts related to derivative financial assets	[2]	57,600	70,200
Derivative financial liabilities		2,900	3,000
Notional amounts related to derivative financial liabilities	[2]	64,800	69,900
Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		68,700	52,500
Notional amounts related to derivative financial assets	[2]	2,951,100	3,173,400
Derivative financial liabilities		70,500	54,000
Notional amounts related to derivative financial liabilities	[2]	2,820,400	2,993,800
Other amounts values	[2],[6]	1,400	1,200
Equity contracts
Derivative [Line Items]
Derivative financial assets		34,800	22,800
Notional amounts related to derivative financial assets	[2]	449,600	420,300
Derivative financial liabilities		41,200	25,500
Notional amounts related to derivative financial liabilities	[2]	581,300	534,500
Other amounts values	[2],[6]	91,300	122,100
Commodity contracts
Derivative [Line Items]
Derivative financial assets		2,200	1,800
Notional amounts related to derivative financial assets	[2]	57,800	56,100
Derivative financial liabilities		2,000	1,700
Notional amounts related to derivative financial liabilities	[2]	49,700	60,000
Other amounts values	[2],[6]	10,100	12,600
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[7]	300	100
Notional amounts related to derivative financial assets	[2],[7]	18,300	16,600
Derivative financial liabilities	[7]	200	100
Notional amounts related to derivative financial liabilities	[2],[7]	10,000	6,900
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[7]	200	100
Notional amounts related to derivative financial assets	[2],[7]	17,200	15,400
Derivative financial liabilities	[7]	300	100
Notional amounts related to derivative financial liabilities	[2],[7]	12,900	9,700
Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Line Items]
Derivative financial liabilities	[8]	0	0
Notional amounts related to derivative financial liabilities	[2],[8]	10,200	7,100
Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets	[9]	0	0
Notional amounts related to derivative financial assets	[2],[9]	19,800	16,300
Derivative financial liabilities	[9]	400	300
Notional amounts related to derivative financial liabilities	[2],[9]	21,900	19,600
Other amounts values	[2],[6],[9]	2,602,500	3,136,800
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		27,300	22,400
Notional amounts related to derivative financial assets	[2]	779,100	935,300
Derivative financial liabilities		29,000	23,400
Notional amounts related to derivative financial liabilities	[2]	853,300	966,600
Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Notional amounts related to derivative financial assets	[2]	8,000	5,900
Notional amounts related to derivative financial liabilities	[2]	6,300	4,900
Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		40,800	34,300
Notional amounts related to derivative financial assets	[2]	407,000	454,700
Derivative financial liabilities		30,900	26,200
Notional amounts related to derivative financial liabilities	[2]	364,800	402,900
Other amounts values	[2],[6]	8,105,200	8,086,000
Swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		34,300	22,800
Notional amounts related to derivative financial assets	[2]	1,727,300	1,573,200
Derivative financial liabilities		34,400	23,800
Notional amounts related to derivative financial liabilities	[2]	1,567,300	1,418,500
Swaps | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		6,400	4,000
Notional amounts related to derivative financial assets	[2]	89,400	81,300
Derivative financial liabilities		9,800	5,500
Notional amounts related to derivative financial liabilities	[2]	108,400	96,300
Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
Derivative financial assets		500	400
Notional amounts related to derivative financial assets	[2]	17,700	13,800
Derivative financial liabilities		800	600
Notional amounts related to derivative financial liabilities	[2]	18,000	15,100
Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		10,100	8,100
Notional amounts related to derivative financial assets	[2]	447,500	464,800
Derivative financial liabilities		12,500	10,000
Notional amounts related to derivative financial liabilities	[2]	460,500	486,100
Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		7,100	7,300
Notional amounts related to derivative financial assets	[2]	440,900	660,900
Derivative financial liabilities		7,100	6,800
Notional amounts related to derivative financial liabilities	[2]	394,700	604,900
Options | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		7,000	5,000
Notional amounts related to derivative financial assets	[2]	87,100	88,600
Derivative financial liabilities		10,900	6,800
Notional amounts related to derivative financial liabilities	[2]	146,200	144,100
Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
Derivative financial assets		1,000	1,000
Notional amounts related to derivative financial assets	[2]	23,500	27,400
Derivative financial liabilities		700	400
Notional amounts related to derivative financial liabilities	[2]	17,800	23,600
Options | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		0	0
Notional amounts related to derivative financial assets	[2]	53,600	84,400
Derivative financial liabilities		0	0
Notional amounts related to derivative financial liabilities	[2]	33,100	66,600
Other amounts values	[2],[6]	103,300	229,500
Options | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		10,700	7,200
Notional amounts related to derivative financial assets	[2]	273,100	250,400
Derivative financial liabilities		11,300	7,800
Notional amounts related to derivative financial liabilities	[2]	326,800	294,100
Other amounts values	[2],[6]	23,500	37,200
Futures | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Other amounts values	[2],[6]	480,600	546,900
Futures | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Other amounts values	[2],[6]	67,900	84,900
Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other amounts values	[2],[6]	9,300	12,000
Agency transactions | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		10,700	6,600
Derivative financial liabilities		9,100	5,400
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		2,200	1,700
Notional amounts related to derivative financial assets	[2]	53,600	65,000
Derivative financial liabilities		2,600	2,200
Notional amounts related to derivative financial liabilities	[2]	62,300	66,000
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		100	300
Notional amounts related to derivative financial assets	[2]	1,900	2,000
Derivative financial liabilities		300	800
Notional amounts related to derivative financial liabilities	[2]	2,500	3,300
UBS AG
Derivative [Line Items]
Derivative financial assets	[10]	159,618	121,843
Notional amounts related to derivative financial assets	[2]	4,479,600	4,772,400
Derivative financial liabilities	[3],[4],[5],[10]	161,102	120,880
Notional amounts related to derivative financial liabilities	[2]	4,429,700	4,657,000
Other amounts values	[2]	11,394,400	12,135,100
UBS AG | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		50,900	42,600
Notional amounts related to derivative financial assets		928,000	1,020,200
Derivative financial liabilities		43,900	36,600
Notional amounts related to derivative financial liabilities		880,400	975,200
Other amounts values		11,291,500	11,999,200
UBS AG | Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		2,400	2,000
Notional amounts related to derivative financial assets	[2]	57,600	70,200
Derivative financial liabilities		2,900	3,000
Notional amounts related to derivative financial liabilities	[2]	64,800	69,900
UBS AG | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		68,700	52,500
Notional amounts related to derivative financial assets	[2]	2,951,200	3,173,600
Derivative financial liabilities		70,500	54,000
Notional amounts related to derivative financial liabilities	[2]	2,820,400	2,993,800
Other amounts values	[2]	1,400	1,200
UBS AG | Equity contracts
Derivative [Line Items]
Derivative financial assets		34,800	22,800
Notional amounts related to derivative financial assets	[2]	449,600	420,300
Derivative financial liabilities		41,200	25,500
Notional amounts related to derivative financial liabilities	[2]	581,300	534,500
Other amounts values	[2]	91,300	122,100
UBS AG | Commodity contracts
Derivative [Line Items]
Derivative financial assets		2,200	1,800
Notional amounts related to derivative financial assets	[2]	57,800	56,100
Derivative financial liabilities		2,000	1,700
Notional amounts related to derivative financial liabilities	[2]	49,700	60,000
Other amounts values	[2]	10,100	12,600
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets		300	100
Notional amounts related to derivative financial assets	[2]	18,300	16,600
Derivative financial liabilities		200	100
Notional amounts related to derivative financial liabilities	[2]	10,000	6,900
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets		200	100
Notional amounts related to derivative financial assets	[2]	17,200	15,400
Derivative financial liabilities		300	100
Notional amounts related to derivative financial liabilities	[2]	12,900	9,700
UBS AG | Over-the-counter (OTC) contracts | Loan commitments measured at FVTPL
Derivative [Line Items]
Derivative financial liabilities	[11]	0	0
Notional amounts related to derivative financial liabilities	[2],[11]	10,200	7,100
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets	[9]	0	0
Notional amounts related to derivative financial assets	[2],[9]	19,800	16,300
Derivative financial liabilities	[9]	400	300
Notional amounts related to derivative financial liabilities	[2],[9]	21,900	19,600
Other amounts values	[2],[9]	2,602,500	3,136,800
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		27,300	22,400
Notional amounts related to derivative financial assets	[2]	779,200	935,500
Derivative financial liabilities		29,000	23,400
Notional amounts related to derivative financial liabilities	[2]	853,300	966,600
UBS AG | Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Derivative financial assets		0	0
Notional amounts related to derivative financial assets	[2]	8,000	5,900
Derivative financial liabilities		0	0
Notional amounts related to derivative financial liabilities	[2]	6,300	4,900
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		40,800	34,300
Notional amounts related to derivative financial assets	[2]	407,000	454,700
Derivative financial liabilities		30,900	26,200
Notional amounts related to derivative financial liabilities	[2]	364,800	402,900
Other amounts values	[2]	8,105,200	8,086,000
UBS AG | Swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		34,300	22,800
Notional amounts related to derivative financial assets	[2]	1,727,300	1,573,200
Derivative financial liabilities		34,400	23,800
Notional amounts related to derivative financial liabilities	[2]	1,567,300	1,418,500
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		6,400	4,000
Notional amounts related to derivative financial assets	[2]	89,400	81,300
Derivative financial liabilities		9,800	5,500
Notional amounts related to derivative financial liabilities	[2]	108,400	96,300
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
Derivative financial assets		500	400
Notional amounts related to derivative financial assets	[2]	17,700	13,800
Derivative financial liabilities		800	600
Notional amounts related to derivative financial liabilities	[2]	18,000	15,100
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		10,100	8,100
Notional amounts related to derivative financial assets	[2]	447,500	464,800
Derivative financial liabilities		12,500	10,000
Notional amounts related to derivative financial liabilities	[2]	460,500	486,100
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets		7,100	7,300
Notional amounts related to derivative financial assets	[2]	440,900	660,900
Derivative financial liabilities		7,100	6,800
Notional amounts related to derivative financial liabilities	[2]	394,700	604,900
UBS AG | Options | Over-the-counter (OTC) contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		7,000	5,000
Notional amounts related to derivative financial assets	[2]	87,100	88,600
Derivative financial liabilities		10,900	6,800
Notional amounts related to derivative financial liabilities	[2]	146,200	144,100
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
Derivative financial assets		1,000	1,000
Notional amounts related to derivative financial assets	[2]	23,500	27,400
Derivative financial liabilities		700	400
Notional amounts related to derivative financial liabilities	[2]	17,800	23,600
UBS AG | Options | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Derivative financial assets		0	0
Notional amounts related to derivative financial assets	[2]	53,600	84,400
Derivative financial liabilities		0	0
Notional amounts related to derivative financial liabilities	[2]	33,100	66,600
Other amounts values	[2]	103,300	229,500
UBS AG | Options | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets		10,700	7,200
Notional amounts related to derivative financial assets	[2]	273,100	250,400
Derivative financial liabilities		11,300	7,800
Notional amounts related to derivative financial liabilities	[2]	326,800	294,100
Other amounts values	[2]	23,500	37,200
UBS AG | Futures | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Other amounts values	[2]	480,600	546,900
UBS AG | Futures | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Other amounts values	[2]	67,900	84,900
UBS AG | Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other amounts values	[2]	9,300	12,000
UBS AG | Agency transactions | Exchange-traded contracts | Equity contracts
Derivative [Line Items]
Derivative financial assets	[12]	10,700	6,600
Derivative financial liabilities	[12]	9,100	5,400
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		2,200	1,700
Notional amounts related to derivative financial assets	[2]	53,600	65,000
Derivative financial liabilities		2,600	2,200
Notional amounts related to derivative financial liabilities	[2]	62,300	66,000
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
Derivative financial assets		100	300
Notional amounts related to derivative financial assets	[2]	1,900	2,000
Derivative financial liabilities		300	800
Notional amounts related to derivative financial liabilities	[2]	$ 2,500	$ 3,300

[1]
Derivative financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

[2]
In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis.

[3]	Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.
[4]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[5]
Includes USD 32 million (2019: 0 million) related to fair values of derivative loan commitments and forward starting reverse repurchase agreements classified as derivatives, presented within “Due within 1 month”. The full contractual committed amount of USD 31.3 billion (2019: USD 26.6 billion) is presented in Note 10 under notional amounts.

[6]
Other notional amounts relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

[7]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.
[8]
These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability.

[9]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The notional amounts related to these instruments were previously presented in the former Note 34 under Forward starting transactions (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values presented in this table and prior periods have been amended to ensure comparability

[10]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[11]
These notional amounts relate to derivative loan commitments that were previously presented in the former Note 34 under loan commitments measured at fair value (refer to the “Consolidated financial statements” section of the Annual Report 2019 for more information). Starting with this report, the presentation of these notionals has been aligned with the fair values of the derivative loan commitments presented in this table and prior periods have been amended to ensure comparability.

[12]	Notional amounts of exchange-traded agency transactions and OTC-cleared transactions entered into on behalf of clients are not disclosed as they have a significantly different risk profile.